Earnings Per Share (Eps): - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share (Eps): [Abstract]
NET INCOME (LOSS) FOR THE YEAR	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,550)
Basic numerator
Net income (loss) allocated to controlling shareholder	(174,938)	(196,788)	(812,788)	(959,559)
Net income allocated to controlling shareholder	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)
Weighted average of shares
Basic earnings (loss) per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)	$ (0.49)
Basic earnings per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)	$ (0.49)
Diluted numerator
Net income (loss) allocated to controlling shareholder	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)
Net income allocated to controlling shareholder	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)
Diluted denominator
Weighted average of outstanding shares (in Shares)	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000	12,000,000
Convertible Notes (in Shares)	154,467	144,709	154,467	144,709
Restricted Stock Units (in Shares)	400,000	177,500	400,000	177,500
Diluted weighted average of outstanding shares (in Shares)	12,544,467	12,322,209	12,544,467	12,322,209
Diluted earnings (loss) per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)	$ (0.49)
Diluted earnings per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.08)	$ (0.14)	$ (0.49)